Annual Total Returns - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - FidelityNewYorkMunicipalMoneyMarketFund-RetailPRO - Fidelity New York Municipal Money Market Fund - Fidelity New York Municipal Money Market Fund
Apr. 01, 2025
Bar Chart Table:
Annual Return, Inception Date	Sep. 22, 2022
Annual Return 2023	2.95%
Annual Return 2024	3.02%